SCHEDULE OF WEIGHTED AVERAGE OPERATING LEASE (Details) - USD ($)						12 Months Ended
	Mar. 01, 2025	Sep. 19, 2024	Sep. 05, 2024	Sep. 01, 2024	Apr. 14, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating cash flows used in operating leases	$ 81,600	$ 436	$ 18,040	$ 436		$ 1,238,424	$ 1,222,565	$ 1,221,116
Operating cash flows used in finance leases						8,454	7,526	6,721
Financing cash flows used in finance leases						30,796	33,002	40,235
Right-of-use assets obtained in exchange for new operating lease liabilities						648,813	603,434	49,442
Right-of-use assets obtained in exchange for new finance lease liabilities					$ 172,170		$ 172,170
Weighted-average remaining lease term - operating						1 year 9 months 18 days	1 year 10 months 13 days	1 year 4 months 13 days
Weighted-average remaining lease term-finance						3 years 6 months	4 years 6 months	2 years 5 months 1 day
Weighted average discount rate - operating						5.74%	5.50%	5.13%
Weighted average discount rate - finance						5.88%	5.88%	5.13%